Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Earnings Per Common Share Attributable To Mylan Inc.
asic and diluted earnings per common share attributable to Mylan Inc. are calculated as follows:

	Year Ended December 31,
(In thousands, except per share amounts)	2013	2012	2011
Basic earnings attributable to Mylan Inc. common shareholders (numerator):
Net earnings attributable to Mylan Inc. common shareholders	$623,711	$640,850	$536,810
Shares (denominator):
Weighted average common shares outstanding	383,327	415,210	430,839
Basic earnings per common share attributable to Mylan Inc. common shareholders	$1.63	$1.54	$1.25

Diluted earnings attributable to Mylan Inc. common shareholders (numerator):
Net earnings attributable to Mylan Inc. common shareholders	$623,711	$640,850	$536,810
Shares (denominator):
Weighted average common shares outstanding	383,327	415,210	430,839
Stock-based awards and warrants	11,127	5,026	7,946
Total dilutive shares outstanding	394,454	420,236	438,785
Diluted earnings per common share attributable to Mylan Inc. common shareholders	$1.58	$1.52	$1.22